Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Statement [line items]
Cash outflows for leases	¥ 51.9	$ 8.0	¥ 65.6
Non-cash additions to right-of-use assets and lease liabilities	15.3	2.4	11.5
Operating lease rental income	¥ 13.3	$ 2.1	¥ 11.9
Bottom of range [member]
Statement [line items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Statement [line items]
Operating lease, term	15 years	15 years
Operating lease term of contract	6 years	6 years